Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Cash flow hedge [Member]
Accounting Policies [Line Items]
Cash flow projection period	P10Y
Impairment of non-financial assets [Member]
Accounting Policies [Line Items]
Cash flow projection period	P5Y
Growth rate used to extrapolate cash flow projections	3.10%
Bottom of Range [Member]
Accounting Policies [Line Items]
Pre-tax discount rates	6.90%
Net income for each period absorbed, percentage	30.00%
Top of Range
Accounting Policies [Line Items]
Pre-tax discount rates	11.00%
Computer Software [Member] | Weighted average [Member]
Accounting Policies [Line Items]
Intangible assets, estimated useful life	4 years